CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Cash flows from operating activities:
Net income before noncontrolling interest	₨ 627,631.9	$ 7,531.1	₨ 496,264.4	₨ 386,603.0
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	133,063.1	1,596.6	74,213.8	126,979.5
Depreciation and amortization	31,147.3	373.7	23,489.7	16,816.9
Amortization of deferred customer acquisition costs and fees	20,848.1	250.2	13,284.8	10,912.3
Amortization of premium/(discount) on investments	22,386.1	268.6	7,845.9	8,493.3
Amortization of intangible assets	21,201.0	254.4	0.0	0.0
Allowance on available for sale debt securities	(70.9)	(0.9)	70.9	(2,915.1)
Deferred tax expense/ (benefit)	(57,133.2)	(685.5)	12,280.9	(9,887.3)
Other gains, net	(2,165.8)	(26.0)	(8,714.9)	(7,206.5)
Share-based compensation expense	20,115.8	241.4	14,014.6	13,874.5
Net realized (gain)/ loss on sale of available for sale debt securities	(826.7)	(9.9)	720.3	(16,745.8)
(Gain)/ loss on disposal of property and equipment, net	(748.0)	(9.0)	(80.6)	(0.9)
Unrealized exchange (gain)/ loss	5,554.3	66.6	276.7	(4,813.0)
Net change in:
Investments held for trading	(46,372.8)	(556.4)	(87,892.0)	48,845.7
Accrued interest receivable	(24,104.9)	(289.2)	(51,395.9)	(15,640.8)
Other assets	77,812.0	933.7	(113,657.6)	(26,227.6)
Accrued interest payable	12,951.8	155.4	29,891.6	4,417.8
Accrued expense and other liabilities	(171,089.9)	(2,053.0)	66,588.0	47,512.2
Policyholder's Fund	352,123.2	4,225.1
Net cash provided by operating activities	1,022,322.4	12,266.9	477,200.6	581,018.2
Cash flows from investing activities:
Term placements, net	(353,054.8)	(4,236.3)	(498,561.2)	(366,297.2)
Activity in available for sale debt securities:
Purchases	(4,308,274.6)	(51,695.2)	(1,595,296.1)	(1,736,498.7)
Proceeds from sales	2,296,504.0	27,555.8	36,463.8	766,585.0
Maturities, prepayments and calls	1,163,732.2	13,963.7	994,010.6	807,572.1
Net change in repurchase agreements and reverse repurchase agreements	519,749.7	6,236.5	(234,067.0)	(307,207.6)
Loans purchased	(116,976.0)	(1,403.6)	(526,272.5)	(282,420.1)
Repayments on loans purchased	52,799.6	633.5	337,760.9	156,441.9
Increase in loans originated, net of principal collections	(3,104,884.4)	(37,255.6)	(2,864,884.7)	(2,328,833.2)
Additions to property and equipment	(53,838.0)	(646.0)	(43,620.3)	(26,324.4)
Proceeds from sale or disposal of property and equipment	1,533.9	18.4	426.8	199.1
Proceeds from disposals of business	95,006.7	1,140.0	0.0	0.0
Net cash received on acquisition of HDFC Limited	54,793.7	657.5	0.0	0.0
Activity in equity securities, net	80,343.8	964.0	1,256.7	14,503.3
Net cash used in investing activities	(3,672,564.2)	(44,067.3)	(4,392,783.0)	(3,302,279.8)
Cash flows from financing activities:
Net increase in deposits	3,368,161.6	40,414.7	3,224,774.3	2,237,238.5
Net increase/(decrease) in short-term borrowings	222,250.1	2,666.8	535,729.9	314,735.9
Proceeds from issue of shares by a subsidiary to noncontrolling interests	3,641.4	43.7	822.7	691.8
Proceeds from issuance of long-term debt	1,155,775.2	13,868.2	1,022,933.1	722,908.9
Repayment of long-term debt	(1,400,297.9)	(16,802.2)	(558,113.6)	(353,325.7)
Proceeds from issuance of equity shares for options and warrants exercised	84,425.4	1,013.0	34,158.3	26,097.3
Payment of dividends	(86,617.1)	(1,039.3)	(86,394.3)	(36,239.2)
Net cash provided by financing activities	3,347,338.7	40,164.9	4,173,910.4	2,912,107.5
Effect of exchange rate changes on cash and due from banks, and restricted cash	1,539.3	18.5	7,036.1	490.5
Net change in cash and due from banks, and restricted cash	698,636.2	8,383.0	265,364.1	191,336.4
Cash and due from banks, and restricted cash, beginning of year	1,387,395.2	16,647.4	1,122,031.1	930,694.7
Cash and due from banks, and restricted cash, end of year	2,086,031.4	25,030.4	1,387,395.2	1,122,031.1
Supplementary cash flow information:
Interest paid	1,407,747.2	16,891.6	745,487.8	579,853.8
Income taxes paid, net of refunds	199,753.4	2,396.8	163,674.9	148,381.6
Non-cash investment activities
Payable for purchase of property and equipment	8,613.4	103.4	7,440.6	5,483.3
Trade date sale receivable of available for sale debt securities	₨ 3,607.4	$ 43.3	₨ 0.0	₨ 749.8
Operating lease right-of-use assets	Refer to note 28— “Commitments and contingencies—Leasecommitments” for more information and balances as at March 31, 2024.	Refer to note 28— “Commitments and contingencies—Leasecommitments” for more information and balances as at March 31, 2024.